Document And Entity Information	Nov. 05, 2026
Document Information [Line Items]
Entity, Registrant Name	Aemetis, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 05, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36475
Entity, Tax Identification Number	26-1407544
Entity, Address, Address Line One	20400 Stevens Creek Blvd., Suite 700
Entity, Address, City or Town	Cupertino
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	95014
City Area Code	408
Local Phone Number	213-0940
Title of 12(b) Security	Common Stock
Trading Symbol	AMTX
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000738214